Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	FIRST DATA CORP
Entity Central Index Key	0000883980
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Jun. 30, 2015
Amendment Flag	false